Equity - Schedule of Non-Controlling Interests (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
385 Homer LLC [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group			1500.00%
Shenzhen Jinqida Information Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Changsha Xingzhisheng Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Nanjing Juyuan Asset Services Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Chongqing Xinzidao Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Hangzhou Yongsheng Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Shanghai Yiqicheng Real Estate Consulting Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Chongqing Duoduo Fangyi Information Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group			20.00%
Wuxi Fangyun Digital Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Chengdu Junyi Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Suzhou Tinghaozhu 1 [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		35.00%	3500.00%
Wuhan Qianhe Real Estate Management Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		15.00%	15.00%
Beijing Tuqiang Yunxia Technology Limited (“Tuqiang”) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group	[1]		22.20%
Shenzhen Jiuzhou Fangyun Digital Live Streaming Industry Technology Co., Ltd. (“Jiuzhou Fangyun”) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		47.00%	47.00%
Guiyang Zhuhoufang Commercial Management Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%
Shanghai Weiming Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%
Kunshan Huating Network Technology Co., Ltd [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%
Shenzhen Duobao Fisheries Industry Management Co., Ltd. (“Duobao Fishing”) [Member]
Name of the subsidiaries of the Group
Name of the subsidiaries of the Group		49.00%	49.00%

[1]	During the six months ended June 30, 2026, the Group fully disposed its equity interests in Duoduo Fangyi and Tuqiang through company deregistration.